Income Taxes (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Contingency [Line Items]
Combined Canadian federal and provincial tax rates					26.00%	26.00%	26.00%
Expected income tax (recovery)/expense					$ (1,307,800)	$ (1,304,900)	$ (729,600)
Nondeductible share-based payments					30,000	(67,400)	69,500
Nondeductible change in fair value of warrant liability					0	(55,100)	(554,100)
Effect of higher income tax rate in U.S.					(624,400)	(550,600)	(445,800)
Foreign currency differences					(42,200)	20,000	169,900
Other					(174,500)	(2,800)	(43,300)
Change in valuation allowance on deferred tax assets					2,119,700	1,968,000	1,570,200
Income tax expense	$ 0	$ 0	$ 800	$ 800	$ 800	$ 7,200	$ 36,800